Long-term Debt	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Long-term Debt	LONG-TERM DEBT
The following table summarizes the Group’s long-term debt:

As at	March 31,
	2020	2019
	$	$
Senior secured revolving credit facility (the "Credit Facility") (a)	37,615	24,949
Balance of purchase payable with a nominal value of $5,100,000, non-interest bearing (5.8% effective interest rate), $1,000,000 payable April 3, 2020, and $2,100,000 payable April 3, 2022	2,877	3,765
Balance of purchase payable with a nominal value of $1,800,000, non-interest bearing (6.0% effective interest rate), payable on October 1, 2022	1,556	—
Balance of purchase payable with a nominal value of $9,635,269 ($6,825,000 US), non-interest bearing (6.0% effective interest rate), payable on December 13, 2022	8,232	—
Balance of purchase payable with a nominal value of $3,258,750, non-interest bearing (5.7% effective interest rate) payable on February 1, 2022	2,944	—
Other	347	—
Unamortized transaction costs (net of accumulated amortization of $234,858 and $11,424)	(342)	(409)
	53,229	28,305
Current portion of long-term debt	1,143	1,000
	52,086	27,305

(a) The senior secured revolving credit facility is available to a maximum amount of $60,000,000 and can be drawn in Canadian and the equivalent amount in US dollars. It is available in prime rate advances, LIBOR advances, bankers’ acceptances and letters of credit up to $2,500,000.
The advances bear interest at the Canadian or US prime rate, plus an applicable margin ranging from 0.00% to 0.75%, or bankers’ acceptances or LIBOR rates, plus an applicable margin ranging from 1.00% to 2.00%, as applicable for Canadian and US advances, respectively. The applicable margin is determined based on threshold limits for certain financial ratios.
As at March 31, 2020, the advance drawn on the Credit Facility amount to US$14,000,000 ($19,764,654) (2019 - US$18,550,000 ($24,749,000)), and $17,850,000 (2019 - $200,000). The US advances bear interest at the US base rate of 5.50% plus applicable margin and the Canadian advances bear interest at 3.95% plus applicable margin.
As security for the Credit Facility, Alithya provided a first ranking hypothec on the universality of its assets excluding leased equipment and Investissement Quebec’s first ranking lien on tax credits receivable for the financing related to refundable tax credits, to a maximum of $7,500,000. Under the terms of the agreement, the Group is required to maintain certain financial covenants, which are measured on a quarterly basis. The Credit Facility matures in 2022 and is renewable for additional one-year periods at the lender’s discretion.
The Group was in compliance with all of its financial covenants at March 31, 2020 and 2019 (note 22).
On June 18, 2020, the Credit Facility was amended to reflect new covenant definitions, the Paycheck Protection Program (the “PPP”) loan received on May 5, 2020 (note 23), a temporary minimum availability test, certain other COVID-19 considerations, as well as certain other administrative clarifications. In addition, the maximum applicable margin for the Canadian and US prime rate advances increased from 0.75% to 1.50%, and maximum applicable margin for bankers’ acceptances and LIBOR advances increased from 2.00% to 2.75%. The financial covenants associated with the Credit Facility were eased as part of the amendment.